Reporting Entity - Total Issued Shares Held by Shareholders (Detail)	Dec. 31, 2018 shares
Disclosure of classes of share capital [line items]
Number of shares	80,745,711
Percentage of total shares issued (%)	100.00%
SK Holdings Co., Ltd. [member]
Disclosure of classes of share capital [line items]
Number of shares	21,624,120
Percentage of total shares issued (%)	26.78%
National pension service [member]
Disclosure of classes of share capital [line items]
Number of shares	7,879,982
Percentage of total shares issued (%)	9.76%
Institutional investors and other minority shareholders [member]
Disclosure of classes of share capital [line items]
Number of shares	42,365,726
Percentage of total shares issued (%)	52.47%
Treasury shares [member]
Disclosure of classes of share capital [line items]
Number of shares	8,875,883
Percentage of total shares issued (%)	10.99%